N-2	Feb. 10, 2026
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Your investment in shares of our Preferred Stock will involve certain risks. Before deciding whether to invest in shares of our Preferred Stock, you should, in consultation with your own financial and legal advisors, carefully consider the following supplementary risk factors together with the risk factors set forth in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K and most recent Quarterly Reports on Form 10-Q, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference herein and therein, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described below and in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us might also impair our operations and performance. If any of the events described herein or in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. Please also read carefully the section titled “Forward-Looking Statements” in this prospectus supplement and the accompanying prospectus.
Risks Relating to the Preferred Stock

The Preferred Stock will be subject to a risk of early redemption at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to redeem any outstanding shares of Preferred Stock beginning on the Redemption Eligibility Date. We also may be forced to redeem some or all of the outstanding shares of Preferred Stock to meet tax and regulatory asset coverage requirements. Any such redemption may occur at a time that is unfavorable to holders of the Preferred Stock. We may have an incentive to redeem the Preferred Stock if market conditions allow us to issue additional shares of preferred stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Preferred Stock. The possibility of early redemption at our option may also limit the potential for price appreciation in the event of a change in market conditions. See “Description of the Preferred Stock-“Redemption at the Option of the Issuer.”

If we redeem shares of the Preferred Stock, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in Preferred Stock.

Holders of the Preferred Stock will bear dividend risk.

We may be unable to pay dividends on the Preferred Stock under some circumstances. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the Preferred Stock, under certain conditions.

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.
Interest Rate Risk.
The Series A5 Shares and Series M5 Shares pay dividends at a fixed rate. The market values of fixed income investments tend to vary inversely with changes in market yields. The market yields on securities comparable to the Preferred Stock may increase, which would likely result in a decline in the market value of the Preferred Stock if it were to be traded on a national securities exchange. Additionally, if interest rates rise, securities comparable to the Preferred Stock may pay higher dividend rates and holders of the Preferred Stock, if it were listed on a national securities exchange, may not be able to sell the Preferred Stock at the Stated Value on a national securities exchange and reinvest the proceeds at market rates.
Illiquidity Prior to Exchange Listing.
There is no guarantee that the Preferred Stock will be listed on a national securities exchange. From time to time, the Board will consider whether to complete a Liquidity Event. The decision of whether to complete a Liquidity Event will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list any series of the Preferred Stock on a national securities exchange at any time after issuance. If the Board elects to list the Preferred Stock on a national securities exchange, there is no guarantee that the Preferred Stock will be approved for such listing. Prior to any Liquidity Event, an investment in the Preferred Stock will be illiquid and there is no guarantee that the Board will ever determine to elect a Liquidity Event. Any listing of the Series A5 Shares or the Series M5 Shares shall require the approval of the holders of the Series A5 Shares or the Series M5 Shares, as applicable, voting as a separate class. The vote required to approve such a proposal for listing is a majority of the votes cast by the holders of Series A5 Shares or Series M5 Shares, as applicable, voting on such proposal at a meeting where a quorum of Series A5 Shares or Series M5 Shares, as applicable, is present. For purposes of voting on any such proposal to list the Series A5 Shares or Series M5 Shares, the quorum required for voting on such proposal is 33 1/3% of the outstanding Series A5 Shares or Series M5 Shares, as applicable, entitled to vote on such proposal, unless the Board by resolution establishes a higher quorum. A favorable vote on any such proposal shall be non-binding and the Board shall retain sole discretion as to whether to complete such listing.
Market Price Fluctuation and Reinvestment Risk.
From time to time, the Board will consider whether to list the Preferred Stock on a national securities exchange. The decision of whether to list the Preferred Stock will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list the Preferred Stock on a national securities exchange at any time after issuance. Subject to certain limited exceptions allowing earlier redemption, beginning on the two year anniversary of the date on which a share of Series A5 Shares or Series M5 Shares has been issued, and for listed shares of Series A5 Shares or Series M5 Shares, two years from the earliest date on which any series that has been listed was first issued, such share of Series A5 Shares or Series M5 Shares may be redeemed at any time or from time to time at our option upon not less than 10 calendar days nor more than 90 calendar days written notice to the holder prior to the date fixed for redemption thereof, at a redemption price of 100% of the Stated Value of the shares of Series A5 Shares or Series M5 Shares to be redeemed plus unpaid dividends accrued to, but not including, the date fixed for redemption.
We cannot predict the prices at which shares of the Preferred Stock would trade if listed on a national securities exchange. To the extent the Preferred Stock is listed on a national securities exchange, such Preferred Stock may trade at a premium to or discount from liquidation value for various reasons, including changes in interest rates, perceived credit quality and other factors.
Moreover, the Preferred Stock is redeemable at our option at various intervals following the issuance date as described herein. We may choose to redeem Preferred Stock at times when prevailing interest rates are lower than the dividend rate paid on such Preferred Stock. In this circumstance holders of Preferred Stock may not be able to reinvest their redemption proceeds at an effective rate as high as their redeemed Preferred Stock.
Redemption Following Death of a Holder may be limited in amount.

We will have a discretionary right to limit the aggregate liquidation preference of Preferred Stock subject to redemption following the death of a beneficial owner that may be exercised in any calendar year to an amount equal to the greater of $10 million or 5% of all Preferred Stock outstanding as of the end of the most recent calendar year. Accordingly, no assurance can be given that exercise of a redemption following the death of a beneficial owner for the desired amount will be permitted in any single calendar year.

Redemption of our Series A5 Shares and Series M5 Shares at the Holder’s option is limited.

The aggregate amount of Holder Optional Redemptions by the holders of Series A5 Shares and Series M5 Shares will be subject to the following redemption limits: (i) no more than 2% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per calendar month; (ii) no more than 5% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per fiscal quarter; and (iii) no more than 20% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per Annual Redemption Period; plus, for each redemption limit set forth above in clauses (i) through (iii) of this paragraph, an amount of such Series A5 Shares and Series M5 Shares equal to the lowest excess, if any, between the corresponding applicable 2% / 5% / 20% redemption limits for the Series A4 Shares and Series M4 Shares as set forth in the terms of the Series A4 Shares and Series M4 Shares and the respective amounts requested for the Series A4 Shares and Series M4 Shares on a Holder Redemption Deadline for the Series A4 Shares and Series M4 Shares. An "Annual Redemption Period" means our then current fiscal quarter and the three fiscal quarters immediately preceding our then current fiscal quarter. We may waive the foregoing redemption limits in our sole discretion at any time.

Redemptions pursuant to an Issuer Optional Redemption will not count toward the 2% / 5% / 20% limits above applied to Holder Optional Redemptions by holders of the Series A5 Shares and Series M5 Shares. Optional redemptions following death of a holder (as described below) will count toward the 2% / 5% / 20% limits above but will not be subject to such limits.

Moreover, redemptions can only be submitted once per month and we have the option to settle such redemptions up to the Holder Redemption Deadline occurring two months thereafter. Holders of Series A5 Shares and Series M5 Shares may thus experience a significant delay in receiving redemption proceeds.

Special Risks to Holders of Preferred Stock
Common Stock Repurchases. Repurchases of common stock by the Company may reduce the asset coverage of the Preferred Stock, which could adversely affect their liquidity or market prices.
Common Stock Distribution Policy. In the event the Company does not generate a total return from dividends and interest received and net realized capital gains in an amount at least equal to its distributions for a given year, the Company may return capital as part of its distribution. This would decrease the asset coverage per share with respect to the Preferred Stock, which could adversely affect their liquidity or market prices.
Credit Quality Ratings. A reduction or withdrawal of the credit rating of the Series A5 Shares and the Series M5 Shares would likely have an adverse effect on the market value of the Series A5 Shares and the Series M5 Shares following a listing. In addition, a credit rating does not eliminate or mitigate the risks of investing in the Series A5 Shares and the Series M5 Shares.

Additional Risks of Notes to Holders of Preferred Stock
In addition to our obligations under our revolving credit facility, we currently have the following notes outstanding: 3.364% Senior Notes due 2026 (the “3.364% 2026 Notes”), 3.437% Senior Notes due 2028 (the “3.437% 2028 Notes”), 5.50% Series A Notes due 2030 listed on the TASE (the “5.50% 2030 Notes”) and Prospect Capital InterNotes® issued pursuant to our medium term notes program (the “Prospect Capital InterNotes”) (together, the “Notes”). We may in the future incur additional indebtedness. Our obligations to pay dividends or make distributions and, upon liquidation of the Company, liquidation payments in respect of the Preferred Stock is subordinate to our obligations to make any principal and interest payments due and owing with respect to our outstanding Notes and future indebtedness. Accordingly, our Notes and any future additional indebtedness have the effect of creating special risks for our preferred stockholders that would not be present in a capital structure that did not include such debt.

Senior securities, including debt and preferred stock, expose us to additional risks, including the typical risks associated with leverage and could adversely affect our business, financial condition and results of operations.

We currently use our revolving credit facility to leverage our portfolio and we expect in the future to borrow from and issue senior debt securities to banks and other lenders and may securitize certain of our portfolio investments. We also have the unsecured notes outstanding, which are a form of leverage and are senior in payment rights to our common stock and preferred stock.

With certain limited exceptions, as a BDC, we are only allowed to borrow amounts or otherwise issue senior securities such that our asset coverage, as defined in the 1940 Act, is at least 150% after such borrowing or other issuance. The amount of leverage that we employ will depend on the Investment Adviser’s and the Board’s assessment of market conditions and other factors at the time of any proposed borrowing. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for stockholders, any of which could adversely affect our business, financial condition and results of operation.

The Small Business Credit Availability Act (the “SBCAA”), which was signed into law in March 2018, decreased the asset coverage requirements of the 1940 Act applicable to BDCs from 200% to 150% (subject to either stockholder approval or approval of both a majority of the Board and a majority of directors who are not interested persons). On March 30, 2020, the Board approved, and on May 5, 2020, at a special meeting of our stockholders, our stockholders approved, the application to us of the reduced asset coverage requirements in Section 61(a) of the 1940 Act. The application of the reduced asset coverage requirement, which became effective on May 6, 2020, permits us, provided certain requirements are satisfied, to double the maximum amount of leverage that we are permitted to incur by reducing the asset coverage requirement applicable to us from 200% to 150% (a 2:1 debt to equity ratio, as opposed to a 1:1 debt to equity ratio), as provided for in Section 61(a)(2) of the 1940 Act, a successor provision to Section 61(a)(1) of the 1940 Act.

Compliance with the SEC’s Regulation Best Interest by participating broker-dealers may negatively impact our ability to raise capital in this offering, which could harm our ability to achieve our investment objectives.

Broker-dealers are required to comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when making a recommendation of any securities transaction or investment strategy involving securities to a retail customer. The full impact of Regulation Best Interest on broker-dealers participating in our offering cannot be determined at this time, and it may negatively impact whether participating broker-dealers and their associated persons recommend this offering to certain retail customers. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonable alternatives in the best interests of their clients. Reasonable alternatives to the Fund exist and may be less costly or have a lower investment risk. Certain alternatives in listed entities may involve lower or no commissions at the initial time of purchase. Under Regulation Best Interest, broker-dealers participating in our offering must consider whether such alternatives are in the best interests of their clients. Broker-dealers may recommend a more costly or complex product as long as they have a reasonable basis to believe is in the best interest of a particular retail customer. If Regulation Best Interest reduces our ability to raise capital in this offering, it may harm our ability to achieve our objectives.

Preferred Stock Early Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Preferred Stock will be subject to a risk of early redemption at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to redeem any outstanding shares of Preferred Stock beginning on the Redemption Eligibility Date. We also may be forced to redeem some or all of the outstanding shares of Preferred Stock to meet tax and regulatory asset coverage requirements. Any such redemption may occur at a time that is unfavorable to holders of the Preferred Stock. We may have an incentive to redeem the Preferred Stock if market conditions allow us to issue additional shares of preferred stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Preferred Stock. The possibility of early redemption at our option may also limit the potential for price appreciation in the event of a change in market conditions. See “Description of the Preferred Stock-“Redemption at the Option of the Issuer.”

If we redeem shares of the Preferred Stock, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in Preferred Stock.

Preferred Stock Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of the Preferred Stock will bear dividend risk.

We may be unable to pay dividends on the Preferred Stock under some circumstances. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the Preferred Stock, under certain conditions.

Investing Net Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.

Illiquidity Prior to Exchange Listing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Prior to Exchange Listing.
There is no guarantee that the Preferred Stock will be listed on a national securities exchange. From time to time, the Board will consider whether to complete a Liquidity Event. The decision of whether to complete a Liquidity Event will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list any series of the Preferred Stock on a national securities exchange at any time after issuance. If the Board elects to list the Preferred Stock on a national securities exchange, there is no guarantee that the Preferred Stock will be approved for such listing. Prior to any Liquidity Event, an investment in the Preferred Stock will be illiquid and there is no guarantee that the Board will ever determine to elect a Liquidity Event. Any listing of the Series A5 Shares or the Series M5 Shares shall require the approval of the holders of the Series A5 Shares or the Series M5 Shares, as applicable, voting as a separate class. The vote required to approve such a proposal for listing is a majority of the votes cast by the holders of Series A5 Shares or Series M5 Shares, as applicable, voting on such proposal at a meeting where a quorum of Series A5 Shares or Series M5 Shares, as applicable, is present. For purposes of voting on any such proposal to list the Series A5 Shares or Series M5 Shares, the quorum required for voting on such proposal is 33 1/3% of the outstanding Series A5 Shares or Series M5 Shares, as applicable, entitled to vote on such proposal, unless the Board by resolution establishes a higher quorum. A favorable vote on any such proposal shall be non-binding and the Board shall retain sole discretion as to whether to complete such listing.

Market Price Fluctuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Fluctuation and Reinvestment Risk.
From time to time, the Board will consider whether to list the Preferred Stock on a national securities exchange. The decision of whether to list the Preferred Stock will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of the Board as to what is in the best interests of the Company and its stockholders. Notwithstanding the foregoing, the Board may elect to list the Preferred Stock on a national securities exchange at any time after issuance. Subject to certain limited exceptions allowing earlier redemption, beginning on the two year anniversary of the date on which a share of Series A5 Shares or Series M5 Shares has been issued, and for listed shares of Series A5 Shares or Series M5 Shares, two years from the earliest date on which any series that has been listed was first issued, such share of Series A5 Shares or Series M5 Shares may be redeemed at any time or from time to time at our option upon not less than 10 calendar days nor more than 90 calendar days written notice to the holder prior to the date fixed for redemption thereof, at a redemption price of 100% of the Stated Value of the shares of Series A5 Shares or Series M5 Shares to be redeemed plus unpaid dividends accrued to, but not including, the date fixed for redemption.
We cannot predict the prices at which shares of the Preferred Stock would trade if listed on a national securities exchange. To the extent the Preferred Stock is listed on a national securities exchange, such Preferred Stock may trade at a premium to or discount from liquidation value for various reasons, including changes in interest rates, perceived credit quality and other factors.
Moreover, the Preferred Stock is redeemable at our option at various intervals following the issuance date as described herein. We may choose to redeem Preferred Stock at times when prevailing interest rates are lower than the dividend rate paid on such Preferred Stock. In this circumstance holders of Preferred Stock may not be able to reinvest their redemption proceeds at an effective rate as high as their redeemed Preferred Stock.

Redemption Following Death of a Holder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Redemption Following Death of a Holder may be limited in amount.

We will have a discretionary right to limit the aggregate liquidation preference of Preferred Stock subject to redemption following the death of a beneficial owner that may be exercised in any calendar year to an amount equal to the greater of $10 million or 5% of all Preferred Stock outstanding as of the end of the most recent calendar year. Accordingly, no assurance can be given that exercise of a redemption following the death of a beneficial owner for the desired amount will be permitted in any single calendar year.

A4 and M4 redemption at Holder's option is limited [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Redemption of our Series A5 Shares and Series M5 Shares at the Holder’s option is limited.

The aggregate amount of Holder Optional Redemptions by the holders of Series A5 Shares and Series M5 Shares will be subject to the following redemption limits: (i) no more than 2% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per calendar month; (ii) no more than 5% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per fiscal quarter; and (iii) no more than 20% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per Annual Redemption Period; plus, for each redemption limit set forth above in clauses (i) through (iii) of this paragraph, an amount of such Series A5 Shares and Series M5 Shares equal to the lowest excess, if any, between the corresponding applicable 2% / 5% / 20% redemption limits for the Series A4 Shares and Series M4 Shares as set forth in the terms of the Series A4 Shares and Series M4 Shares and the respective amounts requested for the Series A4 Shares and Series M4 Shares on a Holder Redemption Deadline for the Series A4 Shares and Series M4 Shares. An "Annual Redemption Period" means our then current fiscal quarter and the three fiscal quarters immediately preceding our then current fiscal quarter. We may waive the foregoing redemption limits in our sole discretion at any time.

Redemptions pursuant to an Issuer Optional Redemption will not count toward the 2% / 5% / 20% limits above applied to Holder Optional Redemptions by holders of the Series A5 Shares and Series M5 Shares. Optional redemptions following death of a holder (as described below) will count toward the 2% / 5% / 20% limits above but will not be subject to such limits.

Moreover, redemptions can only be submitted once per month and we have the option to settle such redemptions up to the Holder Redemption Deadline occurring two months thereafter. Holders of Series A5 Shares and Series M5 Shares may thus experience a significant delay in receiving redemption proceeds.

Special Risks to Holders of Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks to Holders of Preferred Stock
Common Stock Repurchases. Repurchases of common stock by the Company may reduce the asset coverage of the Preferred Stock, which could adversely affect their liquidity or market prices.
Common Stock Distribution Policy. In the event the Company does not generate a total return from dividends and interest received and net realized capital gains in an amount at least equal to its distributions for a given year, the Company may return capital as part of its distribution. This would decrease the asset coverage per share with respect to the Preferred Stock, which could adversely affect their liquidity or market prices.
Credit Quality Ratings. A reduction or withdrawal of the credit rating of the Series A5 Shares and the Series M5 Shares would likely have an adverse effect on the market value of the Series A5 Shares and the Series M5 Shares following a listing. In addition, a credit rating does not eliminate or mitigate the risks of investing in the Series A5 Shares and the Series M5 Shares.

Additional Risks of Notes to Holders of Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks of Notes to Holders of Preferred Stock
In addition to our obligations under our revolving credit facility, we currently have the following notes outstanding: 3.364% Senior Notes due 2026 (the “3.364% 2026 Notes”), 3.437% Senior Notes due 2028 (the “3.437% 2028 Notes”), 5.50% Series A Notes due 2030 listed on the TASE (the “5.50% 2030 Notes”) and Prospect Capital InterNotes® issued pursuant to our medium term notes program (the “Prospect Capital InterNotes”) (together, the “Notes”). We may in the future incur additional indebtedness. Our obligations to pay dividends or make distributions and, upon liquidation of the Company, liquidation payments in respect of the Preferred Stock is subordinate to our obligations to make any principal and interest payments due and owing with respect to our outstanding Notes and future indebtedness. Accordingly, our Notes and any future additional indebtedness have the effect of creating special risks for our preferred stockholders that would not be present in a capital structure that did not include such debt.

Senior Securities Expose to Additional Risks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior securities, including debt and preferred stock, expose us to additional risks, including the typical risks associated with leverage and could adversely affect our business, financial condition and results of operations.

We currently use our revolving credit facility to leverage our portfolio and we expect in the future to borrow from and issue senior debt securities to banks and other lenders and may securitize certain of our portfolio investments. We also have the unsecured notes outstanding, which are a form of leverage and are senior in payment rights to our common stock and preferred stock.

With certain limited exceptions, as a BDC, we are only allowed to borrow amounts or otherwise issue senior securities such that our asset coverage, as defined in the 1940 Act, is at least 150% after such borrowing or other issuance. The amount of leverage that we employ will depend on the Investment Adviser’s and the Board’s assessment of market conditions and other factors at the time of any proposed borrowing. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for stockholders, any of which could adversely affect our business, financial condition and results of operation.

The Small Business Credit Availability Act (the “SBCAA”), which was signed into law in March 2018, decreased the asset coverage requirements of the 1940 Act applicable to BDCs from 200% to 150% (subject to either stockholder approval or approval of both a majority of the Board and a majority of directors who are not interested persons). On March 30, 2020, the Board approved, and on May 5, 2020, at a special meeting of our stockholders, our stockholders approved, the application to us of the reduced asset coverage requirements in Section 61(a) of the 1940 Act. The application of the reduced asset coverage requirement, which became effective on May 6, 2020, permits us, provided certain requirements are satisfied, to double the maximum amount of leverage that we are permitted to incur by reducing the asset coverage requirement applicable to us from 200% to 150% (a 2:1 debt to equity ratio, as opposed to a 1:1 debt to equity ratio), as provided for in Section 61(a)(2) of the 1940 Act, a successor provision to Section 61(a)(1) of the 1940 Act.

Broker-Dealers May Impact Ability to Raise Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Compliance with the SEC’s Regulation Best Interest by participating broker-dealers may negatively impact our ability to raise capital in this offering, which could harm our ability to achieve our investment objectives.

Broker-dealers are required to comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when making a recommendation of any securities transaction or investment strategy involving securities to a retail customer. The full impact of Regulation Best Interest on broker-dealers participating in our offering cannot be determined at this time, and it may negatively impact whether participating broker-dealers and their associated persons recommend this offering to certain retail customers. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonable alternatives in the best interests of their clients. Reasonable alternatives to the Fund exist and may be less costly or have a lower investment risk. Certain alternatives in listed entities may involve lower or no commissions at the initial time of purchase. Under Regulation Best Interest, broker-dealers participating in our offering must consider whether such alternatives are in the best interests of their clients. Broker-dealers may recommend a more costly or complex product as long as they have a reasonable basis to believe is in the best interest of a particular retail customer. If Regulation Best Interest reduces our ability to raise capital in this offering, it may harm our ability to achieve our objectives.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The Series A5 Shares and Series M5 Shares pay dividends at a fixed rate. The market values of fixed income investments tend to vary inversely with changes in market yields. The market yields on securities comparable to the Preferred Stock may increase, which would likely result in a decline in the market value of the Preferred Stock if it were to be traded on a national securities exchange. Additionally, if interest rates rise, securities comparable to the Preferred Stock may pay higher dividend rates and holders of the Preferred Stock, if it were listed on a national securities exchange, may not be able to sell the Preferred Stock at the Stated Value on a national securities exchange and reinvest the proceeds at market rates.

Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE PREFERRED STOCK
The following description is only a summary of the material provisions of the Preferred Stock. We urge you to read the Articles Supplementary for the Preferred Stock in its entirety because it, and not this description, defines your rights as a holder of the Preferred Stock. You may request copies of these documents as set forth under the caption “Available Information”.
When we refer to “Prospect Capital Corporation,” the “Company,” “we,” “our” or “us” in this section, we refer only to Prospect Capital Corporation and not its consolidated subsidiaries.
Brief Description of the Preferred Stock

Our authorized capital stock consists of 2,000,000,000 shares of stock, par value $0.001 per share, consisting of 1,152,100,000 classified as common stock, par value $0.001 per share, and 847,900,000 classified as preferred stock, par value $0.001 per share, of which:

•80,000,000 have been classified and designated as “Convertible Preferred Stock, Series A1”;
•80,000,000 have been classified and designated as “Convertible Preferred Stock, Series M1”;
•80,000,000 have been classified and designated as “Convertible Preferred Stock, Series M2”;
•80,000,000 have been classified and designated as “Convertible Preferred Stock, Series M3”;
•80,000,000 have been classified and designated as “Convertible Preferred Stock, Series A3”;
•90,000,000 have been classified and designated as “Preferred Stock, Series A4”;
•90,000,000 have been classified and designated as “Preferred Stock, Series M4”;
•90,000,000 have been classified and designated as “Preferred Stock, Series A5”;
•90,000,000 have been classified and designated as “Preferred Stock, Series M5”;
•20,000,000 have been classified and designated as “Convertible Preferred Stock, Series AA1”;
•20,000,000 have been classified and designated as “Convertible Preferred Stock, Series MM1”;
•20,000,000 have been classified and designated as “Convertible Preferred Stock, Series AA2”;
•20,000,000 have been classified and designated as “Convertible Preferred Stock, Series MM2”;
•1,000,000 have been classified and designated as “Convertible Preferred Stock, Series A2”; and
•6,900,000 have been classified and designated as “5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock”.

The preferred stock may be issued in multiple series. The Series A5 Shares and the Series M5 Shares will be sold at each bi-weekly closing pursuant to this offering. We are offering only the Series A5 Shares and the Series M5 Shares by this prospectus supplement. If, in the future, we offer any additional series of preferred stock (including series previously offered), the dividend rate, fees and expenses of such future series may vary from those of the Preferred Stock offered by this prospectus supplement and such future series will be offered under a revised or a separate prospectus supplement.

The following is a brief description of the terms of the Preferred Stock. The description of the Preferred Stock contained herein does not purport to be complete and is qualified in its entirety by reference to the Articles Supplementary for our Preferred Stock, which have been filed with the SEC and are incorporated by reference as an exhibit to the registration statement, of which this prospectus is a part.

Rank. With respect to dividend rights and rights upon our liquidation, winding-up or dissolution:

•the Preferred Stock ranks senior to our common stock;

•the Preferred Stock is on parity with each other series of our preferred stock, including any other series of Preferred Stock; and
•the Preferred Stock ranks junior to all our existing and future debt obligations.

As of February 6, 2026, we and our subsidiaries had approximately $1.4 billion of unsecured senior indebtedness outstanding and $0.7 billion of secured indebtedness outstanding.

Offering Price and Stated Value. Each share of Preferred Stock will have an offering price ranging from $22.50 to $25.00 per share and a Stated Value of $25.00, plus accrued and unpaid dividends. See “Plan of Distribution.”
Dividends. The holders of shares of Series A5 Shares and Series M5 Shares are entitled to receive, when, as and if authorized by the Board and declared by us out of legally available funds, cumulative cash dividends on each share of such series of Preferred Stock at an annual rate of 7.50% per annum of the Stated Value for each share of Series A5 Shares and Series M5 Shares, computed on the basis of a 360-day year consisting of twelve 30-day months. Dividends on the Preferred Stock are payable in cash or in additional shares of Preferred Stock pursuant to the terms of any dividend reinvestment plan we may adopt for the Preferred Stock.
Dividends on each share of Preferred Stock begin accruing on, and are cumulative from, the date of issuance or, if later, from the most recent date on which dividends have been paid in full. Any such dividends are payable monthly on the first day of the month following the month for which the dividend was declared (or the next Business Day if the first day is not a Business Day) (each, a “Dividend Payment Date”) to holders of record of the Preferred Stock at the close of business on the date designated by the Board as the record date for such Dividend Payment Date, which shall be a date not more than 20 days or less than 7 days prior to the applicable Dividend Payment Date. Dividends on account of arrears for any past dividend period may be declared and paid at any time, without reference to any scheduled dividend payment date, to holders of record on such date. The timing and amount of such dividends will be determined by, or under authority granted by, the Board, and may vary from time to time. Any dividend payment made on the Preferred Stock will first be credited against the dividends accumulated with respect to the earliest dividend period for which dividends have not been paid.
Holders of our shares of Preferred Stock are not entitled to any dividend in excess of full cumulative dividends on our shares of Preferred Stock. Unless full cumulative dividends on our shares of Preferred Stock for all past dividend periods have been or contemporaneously are declared and paid or declared and a sum sufficient for the payment thereof is set apart for payment, we will not declare and pay or declare and set apart for payment dividends and we will not declare and make any other distribution of cash or other property, directly or indirectly, on or with respect to any shares of our common stock or repurchase, redeem or otherwise acquire for consideration any shares of our common stock.
Redemption at the Option of the Holder. At any time prior to the listing of the Series A5 Shares or Series M5 Shares on a national securities exchange, shares of the Series A5 Shares and Series M5 Shares will be redeemable, at the option of the holder of the Series A5 Shares or Series M5 Shares (the “Holder Optional Redemption”) as follows:
•Holder Redemption Notice: Holders of Series A5 Shares or Series M5 Shares may elect to redeem their shares of Series A5 Shares or Series M5 Shares at any time by delivering to Preferred Shareholder Services a notice of conversion (the “Holder Redemption Notice”)

•Holder Redemption Deadline: A Holder Redemption Notice will be effective as of the last business day of the month after a Holder Redemption Notice is duly received by Preferred Shareholder Services (each such date, a “Holder Redemption Deadline”). Any Holder Redemption Notice received after 5:00 p.m. Eastern time on a Holder Redemption Deadline will be effective as of the next Holder Redemption Deadline.

•Holder Redemption Exercise Date: For all shares of Series A5 Shares or Series M5 Shares duly submitted to us for redemption on or before a Holder Redemption Deadline, we will determine the HOR Settlement Amount (defined below) on any business day after such Holder Redemption Deadline but before the Holder Redemption Deadline occurring two months thereafter (such date, the “Holder Redemption Exercise Date”). Within such period, we may select the Holder Redemption Exercise Date in our sole discretion. We may, in our sole discretion, permit a holder to revoke their Holder Redemption Notice at any time prior to 5:00 pm, Eastern time, on the business day immediately preceding the Holder Redemption Exercise Date.

With respect to any redemption of the Series A5 Shares or Series M5 Shares, we will, subject to the restrictions and limitations described herein, pay the amount owed in cash.
A Series A5 Share is subject to a Holder Optional Redemption Fee if it is redeemed by its holder within five years of its issuance. The amount of the fee equals a percentage of the offering price disclosed herein based on the year in which the redemption occurs after the Series A5 Share is issued as follows:
•Prior to the third anniversary of the issuance of such Preferred Stock: 10.00% of the maximum public offering price disclosed herein, which equals $2.50 per Series A5 Share;
•On or after the third anniversary but prior to the fourth anniversary: 8.00% of the maximum public offering price disclosed herein, which equals $2.00 per Series A5 Share;
•On or after the fourth anniversary but prior to the fifth anniversary 5.00% of the maximum public offering price disclosed herein, which equals $1.25 per Series A5 Share; and
•On or after the fifth anniversary: 0.00%.
We are permitted to waive the Holder Optional Redemption Fee through public announcement of the terms and duration of such waiver. Any such waiver would apply to any holder of Series A5 Shares qualifying for the waiver and exercising a Holder Optional Redemption during the pendency of the term of such waiver. Although we have retained the right to waive the Holder Optional Redemption Fee in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.
We will settle any Holder Optional Redemption by paying the HOR Settlement Amount (as defined below) in cash.
For the Series A5 Shares, “HOR Settlement Amount” means (A) the Stated Value, plus (B) unpaid dividends accrued to, but not including, the Holder Redemption Exercise Date, minus (C) the Series A5 Share Holder Optional Redemption Fee applicable on the respective Holder Redemption Deadline.
For the Series M5 Shares, “HOR Settlement Amount” means (A) the Stated Value, plus (B) unpaid dividends accrued to, but not including, the Holder Redemption Exercise Date, but if a holder of Series M5 Shares exercises a Holder Optional Redemption within the first twenty-four months of issuance of such Series M5 Shares, the HOR Settlement Amount payable to such holder will be reduced by (i) during the first twelve months of issuance of such Series M5 Shares, the aggregate amount of all dividends, whether paid or accrued, on such M5 Shares in the six-month period prior to the Holder Redemption Exercise Date, and (ii) during the second twelve months of issuance of such Series M5 Shares, the aggregate amount of all dividends, whether paid or accrued, on such M5 Shares in the three-month period prior to the Holder Redemption Exercise Date (such amount, the “Series M5 Shares Clawback”). We are permitted to waive the Series M5 Shares Clawback through public announcement of the terms and duration of such waiver. Any such waiver would apply to any holder of Series M5 Shares qualifying for the waiver and exercising a Holder Optional Redemption during the pendency of the term of such waiver. Although we have retained the right to waive the Series M5 Shares Clawback in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

In addition, the aggregate amount of Holder Optional Redemptions by the holders of Series A5 Shares and Series M5 Shares will be subject to the following redemption limits: (i) no more than 2% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per calendar month; (ii) no more than 5% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent fiscal quarter will be redeemed per fiscal quarter; and (iii) no more than 20% of the outstanding Series A5 Shares and Series M5 Shares, in aggregate, as of the end of the most recent quarter will be redeemed per Annual Redemption Period; plus, for each redemption limit set forth above in clauses (i) through (iii) of this paragraph, an amount of such Series A5 Shares and Series M5 Shares equal to the lowest excess, if any, between the corresponding applicable 2% / 5% / 20% redemption limits for the Series A4 Shares and Series M4 Shares as set forth in the terms of the Series A4 Shares and Series M4 Shares and the respective amounts requested for the Series A4 Shares and Series M4 Shares on a Holder Redemption Deadline for the Series A4 Shares and Series M4 Shares. An "Annual Redemption Period" means our then current fiscal quarter and the three fiscal quarters immediately preceding our then current fiscal quarter.

Redemptions pursuant to an Issuer Optional Redemption will not count toward the 2% / 5% / 20% limits above applied to Holder Optional Redemptions by holders of the Series A5 Shares and Series M5 Shares. Optional redemptions following death of a holder (as described below) will count toward the 2% / 5% / 20% limits above but will not be subject to such limits.
If, after applying the redemption limits above, a holder would own less than one share of Series A5 Shares or Series M5 Shares, all of such holder’s shares of Series A5 Shares or Series M5 Shares, as applicable, will be redeemed. Otherwise, all redemption amounts will be rounded down such that after giving effect to any Holder Optional Redemption, no holder is left owning a fractional share. For example, if after applying the redemption limits, an investor would own 2.5 shares, we will redeem 0.5 fewer shares from such holder so that the holder is left owning three shares. If, after applying the redemption limits above, the number of shares of Series A5 Shares or Series M5 Shares to be redeemed is less than the number of shares of Series A5 Shares or Series M5 Shares, as applicable, submitted for redemption by a holder, the excess shares of Series A5 Shares or Series M5 Shares, as applicable, will not be deemed submitted for redemption for future periods and, if a holder wishes to redeem additional shares, such holder will need to submit any remaining Series A5 Shares or Series M5 Shares they hold and wish to redeem on a subsequent Holder Redemption Deadline. Redemption capacity of the Series A5 Shares and the Series M5 Shares will be allocated on a pro rata basis based on the number of Series A5 Shares or Series M5 Shares, as applicable, submitted in the event that a monthly redemption is oversubscribed, based on any of the foregoing redemption limits. We may waive the foregoing redemption limits in our sole discretion at any time.
The following table is intended to assist investors in understanding the stated value and liquidation preference of a share of Series A5 Shares or Series M5 Shares, after factoring in upfront and ongoing fees, and the impact of the Holder Optional Redemption on the HOR Settlement Amount of such share of Series A5 Shares or Series M5 Shares if exercised within five years of the issuance of such share of Series A5 Shares or Series M5 Shares. This table provides only a summary of certain features of the Series A5 Shares or Series M5 Shares.

Impact at Purchase and Every Year of Ownership
	Stated Value	Dividend Rate
Stated Value (determined annually)(1)	$25.00	7.50%
Stated Value after Upfront fees(2)	$25.00	7.50%
Stated Value after Ongoing Fees(2)	$25.00	7.50%

Impact of Holder Optional Redemption on the Settlement Amount of a Share of Series A5 Shares or Series M5 Shares(3)
	A5 Share	M5 Share
Year 1	$22.50	$25.00(4)
Year 2	$22.50	$25.00
Year 3	$22.50	$25.00
Year 4	$23.00	$25.00
Year 5	$23.75	$25.00
After Year 5 and Beyond	$25.00	$25.00

(1)The Stated Value is expected to be determined annually by the Company solely for the purpose of facilitating participating broker dealers’ compliance with FINRA Rule 2231.
(2)The sales and offering expenses are borne by the Company. See “Plan of Distribution.”
(3)In addition, will include unpaid dividends accrued to, but not including, the Holder Redemption Exercise Date.
(4)The HOR Settlement Amount payable to a Series M5 Share holder who exercises the Holder Optional Redemption will include any accrued and unpaid dividends, but will be reduced by the Series M5 Shares Clawback.
Redemption at the Option of the Issuer. Subject to the restrictions described in the immediately following paragraph, a share of Preferred Stock may be redeemed at our option at any time or from time to time upon not less than 10 calendar days nor more than 90 calendar days written notice to the holder prior to the date fixed for redemption thereof, at a redemption price of 100% of the Stated Value of the shares of Preferred Stock to be redeemed plus dividends accrued to, but excluding, the date fixed for redemption, whether or not earned or declared, but excluding interest on any such distribution or payment.
We will not exercise the Issuer Optional Redemption prior to the Redemption Eligibility Date applicable to the relevant shares of the relevant series of Preferred Stock, unless we determine, in our sole discretion, that doing so would be necessary to comply with the asset coverage requirements under the 1940 Act or to maintain our status as a RIC.
If we exercise the Issuer Optional Redemption for less than all of the outstanding shares of Preferred Stock, then shares of Preferred Stock will be selected for redemption on a pro rata basis or by lot across holders of the series of Preferred Stock selected for redemption; provided that, if the redemption occurs prior to the Redemption Eligibility Date applicable to shares of a series of Preferred Stock, we will first redeem on a pro rata basis or by lot the minimum number of shares of such series of Preferred Stock that have met the Redemption Eligibility Date necessary to comply with the asset coverage requirements of the 1940 Act or to maintain our status as a RIC, and, if the redemption of all such shares of Preferred Stock is insufficient to cause us to comply with the asset coverage requirements of the 1940 Act or to maintain our status as a RIC, we will then redeem on a pro rata basis or by lot the minimum number of shares of such series of Preferred Stock that have not met the Redemption Eligibility Date for us to comply with the asset coverage requirements of the 1940 Act or to maintain our status as a RIC.
There is no Holder Optional Redemption Fee charged, nor does the Series M5 Shares Clawback apply, upon an Issuer Optional Redemption.
Liquidity Event. The Board will consider from time to time whether to (1) keep the Preferred Stock outstanding or (2) list the Preferred Stock for trading on a national securities exchange (the “Liquidity Event”). Any listing of the Series A5 Shares or the Series M5 Shares shall require the approval of the holders of the Series A5 Shares or the Series M5 Shares, as applicable, voting as a separate class. The vote required to approve such a proposal for listing is a majority of the votes cast by the holders of Series A5 Shares or Series M5 Shares, as applicable, voting on such proposal at a meeting where a quorum of Series A5 Shares or Series M5 Shares, as applicable, is present. For purposes of voting on any such proposal to list the Series A5 Shares or Series M5 Shares, the quorum required for voting on such proposal is 33 1/3% of the outstanding Series A5 Shares or Series M5 Shares, as applicable, entitled to vote on such proposal, unless the Board by resolution establishes a higher quorum. A favorable vote on any such proposal shall be non-binding and the Board shall retain sole discretion as to whether to complete such listing.
Preferred Stock Dividend Reinvestment Plan. We currently intend for our Transfer Agent to administer a Preferred Stock Dividend Reinvestment Plan, pursuant to which Holders will have dividends on their Preferred Stock automatically reinvested in additional shares of such Preferred Stock at a price per share of $25.00 for Series A5 Shares and Series M5 Shares, if they so elect. Shares of Preferred Stock received through the Preferred Stock Dividend Reinvestment Plan will be of the same series and have the same original issue date for purposes of the Holder Optional Redemption Fee or the Series M5 Shares Clawback, as applicable, and for other terms of the Preferred Stock based on issuance date as the Preferred Stock for which the dividend was declared. We may terminate the Preferred Stock Dividend Reinvestment Plan at any time in our sole discretion.
Liquidation Preference. Upon any voluntary or involuntary liquidation, dissolution or winding-up of our affairs, before any distribution or payment shall be made to holders of our common stock, the holders of shares of our preferred stock, including the Preferred Stock, will be entitled to be paid out of our assets legally available for distribution to our stockholders, after payment or provision for our debts and other liabilities, a liquidation preference equal to the Stated Value per share, plus an amount equal to any accrued and unpaid dividends to but excluding the date of payment, whether or not earned or declared, but excluding interest on any such distribution or payment.
If, upon any liquidation, dissolution or winding up our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all of our outstanding preferred stock, including the Preferred Stock, shall be insufficient to permit the payment in full to the holders thereof of the amounts to which they are entitled, then the available assets will be distributed among such holders ratably in any distribution of assets according to the respective amounts which would be payable on all our outstanding preferred stock if all amounts thereon were paid in full.
After payment of the full amount of the liquidating distributions to which they are entitled, the holders of our shares of preferred stock will have no right or claim to any of our remaining assets. Our consolidation or merger with or into any other corporation, trust or other entity, the consolidation or merger of any other corporation, trust or entity with or into us, the sale or transfer of any or all our assets or business, or a statutory share exchange will not be deemed to constitute a liquidation, dissolution or winding-up of our affairs.
In determining whether a distribution (other than upon voluntary or involuntary liquidation), by dividend, call, redemption or other acquisition of shares of our stock or otherwise, is permitted under the Maryland General Corporation Law, amounts that would be needed, if we were to be dissolved at the time of distribution, to satisfy the preferential rights upon dissolution of holders of the preferred stock, including the Preferred Stock, will not be added to our total liabilities.
Voting Rights. In any matter submitted to a vote of the holders of our common stock, each holder of preferred stock will be entitled to one vote for each share of preferred stock held, and the holders of the outstanding preferred stock, holders of any other preferred stock we may issue and the common stock will vote together as a single class. For so long as we are subject to the 1940 Act, holders of our preferred stock, voting separately as a single class, together with holders of any other preferred stock we may issue, have the right to elect two members of the Board at all times. The two directors elected by the holders of the preferred stock are designated by our Board. The Board has designated William J. Gremp and Eugene S. Stark as the directors to be elected by holders of the preferred stock. If dividends on any of our preferred stock, including the Preferred Stock, have accumulated and been unpaid for a period of two years, the holders of our preferred stock, including the Preferred Stock, will have the power to elect a majority of the Board.
During any period in which any one or more of the conditions described below shall exist (such period, a “Voting Period”), the number of directors constituting the Board automatically will be increased by the smallest number that, when added to the two directors elected exclusively by the holders of the preferred stock as described above, would constitute a majority of the Board as so adjusted, and the holders of outstanding shares of preferred stock, voting separately as one class, subject to compliance with the 1940 Act and the rules thereunder, will have the power to elect such additional directors. A Voting Period will commence (A) if at any time accumulated dividends and distributions (whether or not earned or declared, and whether or not funds are then legally available in an amount sufficient therefor) on the outstanding preferred stock equal to at least two full years’ dividends and distributions shall be due and unpaid; or (B) if at any time holders of any other preferred stock are entitled to elect a majority of the directors of the Board under the 1940 Act or Articles Supplementary creating such shares. If we subsequently pay, or declare and set apart for payment in full, all dividends payable on all outstanding shares of preferred stock for all past dividend periods, the additional voting rights of the holders of the preferred stock as described above will cease, and the terms of office of all of the additional directors elected by the holders of the preferred stock (but not of the directors with respect to whose election the holders of shares of common stock were entitled to vote or the two directors the holders of the preferred stock have the right to elect at all times) will terminate immediately and automatically, subject always, however, to the reverting of such voting rights to the holders of the preferred stock upon the further occurrence of any of the events described in this paragraph.
The approval of the holders of a majority of any outstanding preferred stock, voting separately as a class, is required to, among other actions, (A) amend, alter or repeal the rights, preferences or privileges of the preferred stock or amend our corporate charter in a manner that materially and adversely affects the preferred stock, provided that any such action that would materially and adversely affect the rights, preferences or privileges of one or more series of the preferred stock (the “Affected Series”) in a manner different from any other series of the preferred stock will require the approval of a majority of the votes cast by the holders of the outstanding shares of the Affected Series (with such Affected Series voting as a separate class) or (B) create (by reclassification or otherwise) any new class of shares having rights, preferences or privileges senior to the preferred stock; provided that the Board may adopt Articles Supplementary or amend or supplement the Charter, including in connection with listing a series of preferred stock on a national securities exchange, for the purpose of converting, exchanging, reorganizing or combining two or more series of preferred stock into a single series of preferred stock having materially the same rights, preferences or privileges as set forth herein, which amendment or other action shall not be deemed to materially and adversely affect the rights, preferences or privileges of one or more series of preferred stock.
The vote of the holders of a majority of the preferred stock then outstanding, including the Preferred Stock, is required to approve any plan of reorganization adversely affecting such preferred stock or any action requiring a vote of stockholders under Section 13(a) of the 1940 Act. For purposes of the preceding sentence, the phrase “vote of the holders of a majority of the preferred stock then outstanding” shall have the meaning set forth in the 1940 Act.
The holders of Preferred Stock have exclusive voting rights on a charter amendment that would alter only the contract rights of the Preferred Stock. Any such charter amendment shall first be declared advisable by the Board and then approved by the affirmative vote or consent of the holders of a majority of the outstanding shares of Preferred Stock.
Optional Redemption Following Death of a Holder. Subject to restrictions, beginning on the date of original issuance and ending upon the listing of the Preferred Stock on a national securities exchange, we will redeem shares of Preferred Stock of a beneficial owner who is a natural person (including a natural person who holds shares of Preferred Stock through an Individual Retirement Account or in a personal or estate planning trust) upon his or her death at the written request of the beneficial owner’s estate at a redemption price equal to the Stated Value, plus an amount equal to any accumulated, accrued and unpaid dividends thereon to, but excluding, the date of such redemption; provided, however, that our obligation to redeem any of the shares of Preferred Stock is limited to the extent that we do not have sufficient funds available to fund any such redemption or we are restricted by applicable law or by the terms of any of our then outstanding senior securities from making such redemption. There is no Holder Optional Redemption Fee or M5 Shares Clawback to redeem Series A5 Shares or Series M5 Shares of a beneficial owner upon his or her death. The beneficial owner or the beneficial owner’s estate must hold the Preferred Stock for a minimum of 6 months before their shares of Preferred Stock are eligible for such redemption. We will have a discretionary right to limit the aggregate liquidation preference of Preferred Stock subject to redemption following the death of a beneficial owner that may be exercised in any calendar year to an amount equal to the greater of $10 million or 5% of all the Preferred Stock outstanding as of the end of the most recent calendar year.
We are not obligated to redeem any shares of our Preferred Stock following the death of a beneficial owner if we do not have sufficient funds available to fund any such redemption or we are restricted by applicable law or by the terms of any of our then outstanding senior securities from making such redemption.
Forms for the exercise of the optional redemption rights described above may be obtained from the Transfer Agent at Computershare, 150 Royall St, Canton MA 02021, Attention: Corporate Actions or by calling at (800) 546-5141.
Issuance Date Consolidation All the shares of a series of Preferred Stock that are sold to investors on a given settlement date will, as a group, be assigned a unique CUSIP number to help us track the period of time such shares of Preferred Stock have been outstanding. In order to streamline the operations of the offering relating to maintaining multiple CUSIP numbers, we have the right pursuant to the terms of the preferred stock, including the terms of the Preferred Stock, and without stockholder approval, to combine the shares of any series of preferred stock issued during a six month period into a single CUSIP number, provided that the deemed issuance date for such combined group of shares will be on the earliest actual issuance date for any shares of preferred stock during such six month period and no earlier than six months prior to the date on which such shares of preferred stock were originally issued. If we exercise this right, shares of Preferred Stock that were issued later during a six month period will benefit because the dates on which the Holder Optional Redemption Fee or the Series M5 Shares Clawback applicable to the Preferred Stock will be reduced or terminated will occur sooner for such shares than it would have if we did not exercise this right. However, for shares of Preferred Stock issued later in the six month period, the exercise of such right will permit us to exercise an Issuer Optional Redemption without constraint sooner than if we did not exercise such right. Such combination of shares of one or more series of preferred stock may be effected through a mandatory tender, exchange, conversion or other reorganization transaction and in such transaction cash may be issued in lieu of fractional shares.
Transfer Agent and Registrar
The transfer agent for shares of our preferred stock is Computershare.
Listing
    Our shares of common stock are listed on the NASDAQ Global Select Market and on the TASE under the symbol “PSEC.” Our shares of Preferred Stock are not listed for trading on any national securities exchange but we may apply to have any such shares listed for trading on a national securities exchange in the future.
    Holders of a series of Preferred Stock will no longer be able exercise the Holder Optional Redemption or the optional redemption following death of a holder with respect to that series of Preferred Stock if that series of Preferred Stock is listed for trading on a national securities exchange. If a series of Preferred Stock is listed for trading on a national securities exchange, we intend to reclassify all series of Preferred Stock with a common dividend rate that are listed on an exchange into a single series.
Periodic Reporting
    We will include information reflecting whether our net assets exceed the Stated Value of the aggregate amount of the shares of Preferred Stock outstanding in our annual report to shareholders filed pursuant to Section 13(a) of the Exchange Act.
Covered Security
    The term “covered security” applies to securities exempt from state registration because of their oversight by federal authorities and national-level regulatory bodies pursuant to Section 18 of the Securities Act. Securities listed on a national securities exchange are the most common type of covered security exempt from state registration. A non-traded security also can be a covered security if it has a seniority greater than or equal to other securities from the same issuer that are listed on a national exchange, such as the NASDAQ Global Select Market. The Preferred Stock is a covered security because it is senior to our common stock and therefore is exempt from state registration.
There are several advantages to both issuers and investors of a security being deemed a covered security. These include:
•More Investors - Covered securities can be purchased by a broader range of investors than can non-covered securities. Non-covered securities are subject to suitability requirements that vary from state to state. These so-called “Blue Sky” regulations often prohibit the sale of securities to certain investors and may prohibit the sale of securities altogether until a specific volume of sales have been achieved in other states.
•Issuance Costs - Covered securities may have lower issuance costs since they avoid the expense of dealing with the various regulations of each of the 50 states and Washington, D.C. This could save time and money and allows issuers of covered securities the flexibility to enter the market at a time of their choosing. All investors in the issuer would benefit from any lower issuance costs that may be achieved.
There are also several disadvantages to investors of a security being deemed a covered security. These include:
•Lack of State Suitability Standards - Since there are no state investor eligibility requirements, there is no prohibition on the sale of the securities to certain investors, including investors that may not be suitable to purchase the securities.
•No State Review - Investors will not receive an additional level of review and possible protection afforded by the various state regulators.

Certain ERISA and Benefit Plan Considerations

The following is a summary of certain considerations associated with the acquisition and holding of the Preferred Stock by an employee benefit plan (as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended, or ERISA) that is subject to Title I of ERISA, a plan described in, and subject to, Section 4975 of the Code, including an individual retirement account, or IRA, or a Keogh plan, a plan subject to provisions under applicable federal, state, local, non-U.S. or other laws or regulations that are similar to the provisions of Title I of ERISA or Section 4975 of the Code, which we refer to as “Similar Laws,” and any entity whose underlying assets include “plan assets” by reason of any such employee benefit or retirement plan’s investment in such entity (each of which we refer to as a “Plan”).
General Fiduciary Matters
ERISA and the Code impose certain duties on persons who are fiduciaries of a Plan subject to Title I of ERISA (an “ERISA Plan”) or Section 4975 of the Code (together with an ERISA Plan, each a “Covered Plan”) and prohibit certain transactions involving the assets of a Covered Plan with its fiduciaries or other interested parties. In general, under ERISA and the Code, any person who exercises any discretionary authority or control over the administration of such a Covered Plan or the management or disposition of the assets of such a Covered Plan, or who renders investment advice for a fee or other compensation (direct or indirect) to such a Covered Plan, is generally considered to be a fiduciary of the Covered Plan. In considering the acquisition, holding and, to the extent relevant, disposition of the Preferred Stock by a Plan, a fiduciary should determine, among other things, whether the investment is in accordance with the documents and instruments governing the Plan, whether the investment is consistent with the Plan’s needs for liquidity to satisfy minimum and other distribution requirements and whether the investment is in accordance with the applicable provisions of ERISA, the Code or any Similar Law relating to a fiduciary’s duties to the Plan including, without limitation, applicable prudence, diversification, delegation of control, conflicts of interest and prohibited transaction provisions of ERISA, the Code and any other applicable Similar Laws. Neither we, nor any of our agents or representatives, or any of our or their affiliates will provide any advice in a fiduciary capacity with respect to a Covered Plan's investment in the Preferred Stock.
Prohibited Transaction Issues
Section 406 of ERISA prohibits ERISA Plans from engaging in specified transactions involving plan assets with persons or entities who are “parties in interest,” within the meaning of Section 3(14) of ERISA, and Section 4975 of the Code imposes an excise tax on certain “disqualified persons,” within the meaning of Section 4975 of the Code, who engage in similar transactions with Covered Plans, in each case unless an exemption is available. A party in interest or disqualified person who engages in a non-exempt prohibited transaction may be subject to other penalties and liabilities under ERISA and the Code. In addition, a fiduciary of an ERISA Plan that engages in such a non-exempt prohibited transaction may be subject to penalties and liabilities under ERISA and the Code. In the case of an IRA, the occurrence of a prohibited transaction could cause the IRA to lose its tax-exempt status. For example, the acquisition, holding and, to the extent relevant, disposition of the Preferred Stock by an a Covered Plan with respect to which we are considered a party in interest or a disqualified person may constitute or result in a direct or indirect prohibited transaction under Section 406 of ERISA and/or Section 4975 of the Code, unless the investment is acquired, held and disposed of in accordance with an applicable statutory, class or individual prohibited transaction exemption. In this regard, the U.S. Department of Labor (the “DOL”) has issued prohibited transaction class exemptions, or “PTCEs,” that may apply to the acquisition and holding of the Preferred Stock. These class exemptions (as may be amended from time to time) include, without limitation, PTCE 84-14 respecting transactions determined by independent qualified professional asset managers, PTCE 90-1 respecting insurance company pooled separate accounts, PTCE 91-38 respecting bank collective investment funds, PTCE 95-60 respecting life insurance company general accounts and PTCE 96-23 respecting transactions determined by in-house asset managers.

In addition, Section 408(b)(17) of ERISA and Section 4975(d)(20) of the Code each provides a limited exemption, commonly referred to as the “service provider exemption,” from the prohibited transaction provisions of ERISA and Section 4975 of the Code for certain transactions, provided that neither the issuer of the securities nor any of its affiliates (directly or indirectly) have or exercise any discretionary authority or control or render any investment advice with respect to the assets of any Covered Plan involved in the transaction and provided further that the Covered Plan pays no more than adequate consideration in connection with the transaction. There can be no assurance that any of the above-described exemptions or any other exemption will be applicable, or all of the conditions of any such exemptions will be satisfied, with respect to each otherwise prohibited transaction that might arise in connection with an investment in the Preferred Stock by a Covered Plan. Certain Plans, such as governmental plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section
3(33) of ERISA or Section 4975(g)(3) of the Code) and non-U.S. plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code but may be subject to similar prohibitions under Similar Laws. Fiduciaries of such Plans should consult with their counsel before acquiring the Preferred Stock or any interest therein. Accordingly, the Preferred Stock (including any interest therein) may not be acquired or held by any person investing “plan assets” of any Plan if such acquisition or holding will constitute a non-exempt prohibited transaction under ERISA or Section 4975 of the Code or similar violation of any applicable Similar Laws.
Plan Asset Issues
ERISA and regulations issued by the DOL (the “Plan Asset Regulations”) generally provide that when a Covered Plan acquires an “equity interest” in an entity that is neither a security issued by an investment company registered under the 1940 Act, nor a “publicly offered security,” the Covered Plan’s assets include both the equity interest and an undivided interest in each of the underlying assets of the entity. If our assets were deemed to be “plan assets” under ERISA, this would result, among other things, in (i) the application of the prudence and other fiduciary responsibility standards of ERISA to investments made by us and (ii) the possibility that certain transactions in which we might seek to engage could constitute “prohibited transactions” under ERISA and the Code.

The Preferred Stock will not be issued by an investment company registered under the 1940 Act. We expect, however, that the Preferred Stock will satisfy the requirements of a “publicly offered security” under the Plan Asset Regulations. The definition of “publicly offered securities” in the Plan Asset Regulations requires that the equity securities satisfy a registration requirement under the federal securities laws, be “widely held” and “freely transferable.”

A class of securities satisfies the registration requirement under the Plan Asset Regulations if (i) the class of securities is part of a class of securities registered under Section 12(b) or 12(g) of the Exchange Act or (ii) the class of securities is part of an offering of securities registered under the Securities Act and the class of securities of which such security is a part is registered under the Exchange Act within 120 days (or such later time as may be allowed by the Securities Exchange Commission) after the end of the fiscal year of the issuer during which the offering of such securities occurred. We anticipate that we will meet the registration requirements under the Plan Asset Regulations with respect to the Preferred Stock.

The Plan Asset Regulations provide that a class of securities is “widely held” for purposes of the publicly offered securities exception if it is held by 100 or more persons who are independent of the issuer. We anticipate that we will meet this requirement with respect to the Preferred Stock. The Plan Asset Regulations provide that whether a security is “freely transferable” is a question that is determined on the basis of all relevant facts and circumstances. Because we anticipate that at the time any Covered Plan acquires the Preferred Stock (including any interest therein) (i) we will satisfy the requirement under the Plan Asset Regulations to register the Preferred Stock, (ii) the securities will be held by 100 or more persons who are independent of us and (iii) the securities will be “freely transferable” under the Plan Asset Regulations, we expect that the publicly offered securities exception will apply to the Preferred Stock. However, there can be no assurance that will we qualify for the exception.

The Plan Asset Regulations also provide that a Covered Plan’s assets include the equity security acquired by the Covered Plan, but not an undivided interest in the issuer’s underlying assets, if the equity security is issued by an “operating company” (including a “venture capital operating company” and a “real estate operating company”) or if less than 25% of the class of equity security is held by “benefit plan investors” (the “Insignificant Participation Exception”). We do not intend to rely on any of these exceptions under the Plan Asset Regulations at the time of any investment in Preferred Stock by any ERISA Plan. In addition, we do not intend to limit or monitor benefit plan investors’ investments in the Preferred Stock and so there can be no assurance that the Insignificant Participation Exception will apply to the Preferred Stock.
Representation
Each purchaser of the Preferred Stock (including any interest in Preferred Stock) by its investment in the Preferred Stock will be deemed to represent and warrant that either (1) it is not a Plan and no portion of the assets used to acquire or hold the Preferred Stock (or any interest therein) constitutes assets of any Plan for purposes of ERISA, the Code or any Similar Law, or (2) the investment in the Preferred Stock will not constitute a violation of ERISA, Section 4975 of the Code or any applicable Similar Laws.

The foregoing discussion is general in nature and is not intended to be all-inclusive. Due to the complexity of these rules and the penalties that may be imposed upon persons involved in non-exempt prohibited transactions, it is particularly important that fiduciaries, or other persons considering purchasing the Preferred Stock on behalf of, or with the assets of, any Plan, consult with their counsel regarding the potential applicability of ERISA, Section 4975 of the Code and any Similar Laws to such investment and whether an exemption, if necessary, would be applicable to the purchase and holding of the Preferred Stock (including any interest therein). The sale of the Preferred Stock (including any interest therein) to any Plan is in no respect a representation by us or any of our affiliates, agents or representatives that such an investment meets all relevant legal requirements with respect to investments by such Plans generally or any particular Plan, or that such an investment is appropriate or advisable for Plans generally or any particular Plan. Purchasers of the Preferred Stock have the exclusive responsibility for ensuring that their purchase and holding of the Preferred Stock (including any interest therein) complies with ERISA, the Code and any applicable Similar Laws.